Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Reconciliation Of Unrecognized Tax Benefits [Line Items]
Unrecognized tax benefits, beginning balance	$ 60,398	$ 61,607	$ 61,758
Gross increases due to positions taken in prior years		70	969
Gross decreases due to positions taken in prior years	(333)	(802)	(1,027)
Gross increases due to positions taken in current year	71		111
Decreases due to lapses of statute of limitations	(73)	(92)	(197)
Decreases due to changes in tax rates	(436)	(385)	(7)
Unrecognized tax benefits, ending balance	$ 59,627	$ 60,398	$ 61,607